Fair values of financial assets and liabilities- Schedule of Movements in Level 3 Financial Assets Portfolio (Details) - Level 3 £m - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	£ 328	£ 323
Exchange and other adjustments	2	(1)
(Losses) gains recognised in the income statement within other income	(14)	26
Equity shares	(1)
Purchases/increases to customer loans	14	6
Sales/repayments of customer loans	(20)	(17)
Balance at end of period	309	337
Financial assets at fair value through profit or loss
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	280	270
Exchange and other adjustments	0	0
(Losses) gains recognised in the income statement within other income	(16)	26
Purchases/increases to customer loans	14	6
Sales/repayments of customer loans	(18)	(16)
Balance at end of period	260	286
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held	(16)	26
Financial assets at fair value through other comprehensive income
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	48	53
Exchange and other adjustments	2	(1)
(Losses) gains recognised in the income statement within other income	2	0
Equity shares	(1)
Purchases/increases to customer loans	0	0
Sales/repayments of customer loans	(2)	(1)
Balance at end of period	49	51
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held	3	0
Financial assets carried at fair value
Reconciliation of changes in fair value measurement, assets [abstract]
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held	£ (13)	£ 26